ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries and VIEs and VIE's subsidiaries and schools

        As of February 28, 2015, details of the Company's subsidiaries, its VIEs and VIEs' subsidiaries and schools are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities
Subsidiaries:
TAL Holding Limited ("TAL Hong Kong")(1)	March 11, 2008	Hong Kong	100%	Holding company
Beijing Century TAL Education Technology Co., Ltd. ("TAL Beijing")(2)	May 8, 2008	Beijing	100%	Software sales, and consulting service
Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. ("Huanqiu Zhikang")	September 17, 2009	Beijing	100%	Education and management consulting service
Yidu Huida Education Technology (Beijing) Co., Ltd. ("Yidu Huida")	November 11, 2009	Beijing	100%	Software sales and consulting service
Yidu Technology Group ("Yidu Cayman")	February 2, 2012	Cayman Islands	100%	Holding company
Yidu Technology Group Limited ("Yidu Hong Kong")	April 13, 2012	Hong Kong	100%	Holding company
Beijing Xintang Sichuang Education Technology Co., Ltd. ("Beijing Xintang Sichuang")	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service
Zhixuesi Education Consulting (Beijing) Co., Ltd. ("Zhixuesi Beijing")	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service
YiduXuedi Network Technology (Beijing) Co., Ltd. ("Yidu Xuedi Beijing")	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service
Maxstep Technology Inc. ("Maxstep Cayman")	May 13, 2014	Cayman Islands	100%	Holding company
Pengxin TAL Industrial investment (Shanghai) Co., Ltd. ("Pengxin TAL")	June 26, 2014	Shanghai	100%	Investment management and consulting services
Variable interest entities:
Beijing Xueersi Education Technology Co., Ltd. ("Xueersi Education")	December 31, 2005	Beijing	N/A*	Sales of educational materials and products
Beijing Xueersi Network Technology Co., Ltd. ("Xueersi Network")	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service
Beijing Dongfangrenli Science & Commerce Co., Ltd. ("Beijing Dongfangrenli")	September 28, 2011	Beijing	N/A*	Study aboard intermediary service
Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities
VIEs' subsidiaries and schools:—continued
VIEs' subsidiaries and schools:
Beijing Haidian District Xueersi Training School ("Beijing Haidian School")	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students
Beijing Dongcheng District Xueersi Training School ("Beijing Dongcheng School")	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students
Beijing Zhikang Culture Distribution Co., Ltd. ("Zhikang")	June 30, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students
Wuhan Jianghan District Xueersi English Training School ("Wuhan Jianghan School")	July 1, 2008	Wuhan	N/A*	Language education
Shanghai Changning District Xueersi Training School ("Shanghai Changning School")	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students
Shanghai Minhang District Xueersi Training School ("Shanghai Minhang School")	August 1, 2008	Shanghai	N/A*	Language education
Beijing Xicheng District Xueersi Training School ("Beijing Xicheng School")	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students
Shanghai Xueersi Education Information Consulting Co., Ltd. ("Shanghai Education")	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development
Tianjin Xueersi Education Information Consulting Co., Ltd. ("Tianjin Education")	August 14, 2009	Tianjin	N/A*	Educational information consulting service
Guangzhou Xueersi Education Technology Co., Ltd. ("Guangzhou Education")	August 16, 2009	Guangzhou	N/A*	Educational technology research and development
Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A*	Teaching software research and development
Beijing Haidian District Lejiale Training School ("Beijing Lejiale School")	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students
Tianjin Hexi District Xueersi Training School ("Hexi Xueersi School")	August 3, 2010	Tianjin	N/A*	After-school tutoring for primary and secondary school students
Hangzhou Xueersi Education Consulting Co., Ltd. ("Hangzhou Education")	December 1, 2010	Hangzhou	N/A*	Educational information consulting and educational software development
Wuhan Jiang'an District Xueersi Training School ("Wuhan Jiang'an School")	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students
Beijing Chaoyang District Xueersi Training School ("Beijing Chaoyang School")	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students
Beijing Xueersi Nanjing Education Technology Co., Ltd. ("Nanjing Education")	January 24, 2011	Nanjing	N/A*	Educational information consulting and educational software development
Xi'an Xueersi Network Technology Co., Ltd. ("Xi'an Network")	February 15, 2011	Xi'an	N/A*	Software sales, and consulting service
Chengdu Xueersi Education Consulting Co., Ltd. ("Chengdu Education")	March 18, 2011	Chengdu	N/A*	Educational information consulting and educational software development
Beijing Shijingshan District Xueersi Training School ("Beijing Shijingshan School")	January 4, 2012	Beijing	N/A*	After-school tutoring for primary and secondary school students
TaiyuanYingze District Xueersi Training School ("Taiyuan Yingze School")	February 21, 2012	Taiyuan	N/A*	After-school tutoring for primary and secondary school students
Suzhou TAL Network Technology Co., Ltd ("Suzhou TAL Network")(3)	February 21, 2012	Suzhou	N/A*	Software sales, and consulting service
Chongqing Shapingba District Xueersi Education Training School ("Chongqing Shapingba School")	February 24, 2012	Chongqing	N/A*	After-school tutoring for primary and secondary school students
Shenyang Xueersi Education Information Consulting Co., Ltd. ("Shenyang Education")	April 12, 2012	Shenyang	N/A*	Educational information consulting service
Zhengzhou Jinshui District Xueersi Shulihua Training Center ("Zhengzhou Jinshui Center")	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students
Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe Center")	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students
Shenyang Xueersi Education Training School ("Shenyang Training School")	September 6, 2012	Shenyang	N/A*	After-school tutoring for primary and secondary school students
Suzhou Xueersi Culture Training Center ("Suzhou Xueersi Center")(4)	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students
Guangzhou Liwan District Xueersi Training Center ("Guangzhou Liwan Center")	February 25, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students
Nanjing Xintang Sichuang Education Consulting Co., Ltd (Nanjing Xintang Sichuang Education)	March 1, 2013	Nanjing	N/A*	Software and Network development sales, and consulting service
Guangzhou Yuexiu District Xueersi Training Center ("Guangzhou Yuexiu Center")	March 12, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students
Nanjing Xintangsichuang Education Training School ("Nanjing Xintangsichuang School")	April 19, 2013	Nanjing	N/A*	After-school tutoring for primary and secondary school students
Chengdu Jinniu District Xueersi Training School ("Chengdu Jinniu School")	April 22, 2013	Chengdu	N/A*	After-school tutoring for primary and secondary school students
Taiyuan Xiaodian District Xueersi Training School ("Taiyuan Xiaodian School")	May 2, 2013	Taiyuan	N/A*	After-school tutoring for primary and secondary school students
Wuhan Wuchang District Xueersi Training School ("Wuhan Wuchang School")	June 27, 2013	Wuhan	N/A*	After-school tutoring for primary and secondary school students
Wuhan Jiang'an District Xueersi Education Yongqing Training School ("Wuhan Yongqing School")	August 30, 2013	Wuhan	N/A*	After-school tutoring for primary and secondary school students
Zhengzhou Zhongyuan District Xueersi Training School ("Zhengzhou Zhongyuan School")	October 21, 2013	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students
Shenzhen Xueersi Training Center ("Shenzhen Xueersi Center")	November 12, 2013	Shenzhen	N/A*	After-school tutoring for primary and secondary school students
Hangzhou Xueersi Training School ("Hangzhou Xueersi School")	November 14, 2013	Hangzhou	N/A*	After-school tutoring for primary and secondary school students
Shanghai Putuo District Xueersi Training School ("Shanghai Putuo School")	January 6, 2014	Shanghai	N/A*	After-school tutoring for primary and secondary school students
Beijing Changping District Xueersi Training School ("Beijing Changping School")	January 13, 2014	Beijing	N/A*	After-school tutoring for primary and secondary school students
Qingdao Xueersi Education Information Consulting Co., Ltd. ("Qingdao Education")	April 1, 2014	Qingdao	N/A*	Educational information consulting and educational software development
Chongqing Nan'an Xueersi Training School ("Chongqing Nan'an School")	April 11, 2014	Chongqing	N/A*	After-school tutoring for primary and secondary school students
Beijing Jingshi Shifan Culture Distribution Co., Ltd. ("Jingshi Shifan")	May 28, 2014	Beijing	N/A*	Organize contests and culture communication
Changsha TAL Education Technology Co., Ltd. ("Changsha Education")	August 1, 2014	Changsha	N/A*	Educational information consulting and educational software development
Jinan Xueersi Education Training School School ("Jinan Xueersi School")	September 2, 2014	Jinan	N/A*	After-school tutoring for primary and secondary school students
Qingdao Xueersi Wenli Training School School ("Qingdao Wenli School")	December 12, 2014	Qingdao	N/A*	After-school tutoring for primary and secondary school students
Shijiazhuang Qiaoxi District Xueersi Culture Training School ("Shijiazhuang Qiaoxi School")	December 18, 2014	Shijiazhuang	N/A*	After-school tutoring for primary and secondary school students
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.
(1)	Previously known as Xueersi International Education Group. The name change permit was granted by the governmental authority in June 2013.
(2)	Previously known as TAL Education Technology (Beijing) Co., Ltd. The name change permit was granted by the governmental authority in August 2013.
(3)	Previously known as Suzhou Xueersi Network Technology Co., Ltd. The name change permit was granted by the governmental authority in April 2014.
(4)	Previously known as Suzhou Zhikang Culture Training Center. The name change permit was granted by the governmental authority in April 2014.

Schedule of consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools included in the consolidated financial statements after the elimination of intercompany balances and transactions

	As of February 28, 2014	As of February 28, 2015
Cash and cash equivalents	$136,914,501	$161,603,461
Term deposits	—	542,308
Prepaid expenses and other current assets	14,728,772	34,612,547

Total current assets	151,643,273	196,758,316

Property and equipment, net	51,978,968	62,763,402
Other non-current assets	11,440,412	43,322,163

Total assets	215,062,653	302,843,881

Deferred revenue	102,488,333	154,982,001
Accrued expenses and other current liabilities	24,586,713	38,436,846

Total current liabilities	127,075,046	193,418,847

Total non-current liabilities	846,040	215,764

Total liabilities	$127,921,086	$193,634,611

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net revenues	$186,575,902	$272,231,845	$393,401,571
Net income	$55,172,212	$86,108,986	$121,489,140

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net cash provided by operating activities	$37,349,571	$53,427,076	$85,654,272
Net cash (used in)/provided by investing activities	$(9,039,457)	$6,192,159	$(60,089,867)

Schedule of consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs, included in the consolidated financial statements after the elimination of the inter-company transactions and balances

	As of February 28, 2014	As of February 28, 2015
Cash and cash equivalents	$133,016,070	$308,553,969
Term deposits	—	20,687,455
Prepaid expenses and other current assets	15,717,279	13,432,794

Total current assets	148,733,349	342,674,218

Property and equipment, net	26,646,223	30,812,246
Other non-current assets	37,156,542	96,084,292

Total assets	212,536,114	469,570,756

Deferred revenue	29,912,729	22,657,938
Accrued expenses and other current liabilities	9,768,551	16,478,238

Total current liabilities	39,681,280	39,136,176

Total non-current liabilities	—	226,073,034

Total liabilities	$39,681,280	$265,209,210

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net revenues	$39,355,193	$41,663,360	$40,567,998
Net loss	$(21,732,146)	$(25,503,214)	$(54,345,119)

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net cash provided by operating activities	$28,060,174	$48,131,290	$61,923,715
Net cash used in investing activities	$(19,079,248)	$(23,595,025)	$(85,695,143)
Net cash (used in)/provided by financing activities	$(41,465,075)	$—	$201,837,942